                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
   Address:      35 East 21st Street
                 New York, NY 10010

Form 13F File Number: 28-10330

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
Title:   President
Phone:   212-995-8300

Signature, Place, and Date of Signing:

   /s/ Mark A. Boyar                  New York, New York    July 13, 2004
   -------------------------------    ------------------   --------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 60
                                        --------------------

Form 13F Information Table Value Total: $289,471
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                       BOYAR ASSET MANAGEMENT INC.
                            FORM 13F TABLE
                      FOR QUARTER ENDED JUNE 30, 2004


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------  ------- ------
ALLTEL CORP COM             COMMON         20039103     7,740  152,901   SH               SOLE               152,901
AMERICAN EXPRESS CO         COMMON         25816109     1,446   28,139   SH               SOLE                28,139
AMERICAN INTL GROUP I       COMMON         26874107       560    7,856   SH               SOLE                 7,856
APPLE COMPUTER INC          COMMON         37833100       212    6,500   SH               SOLE                 6,500
ARBITRON INC COM            COMMON         03875Q108    1,687   46,200   SH               SOLE                46,200
AUTOMATIC DATA PROCES       COMMON         53015103     4,762  113,700   SH               SOLE               113,700
AVIALL INC NEW COM          COMMON         05366B102    5,620  295,650   SH               SOLE               295,650
BANK NEW YORK INC COM       COMMON         64057102     7,866  266,825   SH               SOLE               266,825
BANK OF AMER CORP COM       COMMON         60505104     1,422   16,800   SH               SOLE                16,800
BRISTOL MYERS SQUIBB        COMMON         110122108    7,050  287,750   SH               SOLE               287,750
CABLEVISION SYS CORP        COMMON         12686C109    7,731  393,413   SH               SOLE               393,413
CARNIVAL PAIRED CERTI       COMMON         143658300    6,613  140,700   SH               SOLE               140,700
CENDANT CORP COM            COMMON         151313103    8,524  348,200   SH               SOLE               348,200
CEVA INC                    COMMON         157210105      237   30,012   SH               SOLE                30,012
CITIGROUP INC.              COMMON         172967101   13,396  288,078   SH               SOLE               288,078
COMCAST CORP CL A SPL       COMMON         20030N200    9,788  354,500   SH               SOLE               354,500
CROSS A T CO CL A           COMMON         227478104      227   47,600   SH               SOLE                47,600
CVS CORP COM                COMMON         126650100    4,492  106,900   SH               SOLE               106,900
DIEBOLD INC COM             COMMON         253651103    4,711   89,100   SH               SOLE                89,100
DISNEY WALT PRODTNS         COMMON         254687106   11,109  435,823   SH               SOLE               435,823
DOW JONES & CO INC CO       COMMON         260561105    4,388   97,300   SH               SOLE                97,300
DSP GROUP INC COM           COMMON         23332B106    1,632   59,900   SH               SOLE                59,900
ETHAN ALLEN INTERIORS       COMMON         297602104    1,792   49,900   SH               SOLE                49,900
FACTORY 2-U INC COM         COMMON         303072102        9   14,000   SH               SOLE                14,000
GENERAL ELEC CO COM         COMMON         369604103    7,618  235,120   SH               SOLE               235,120
HANOVER DIRECT INCR C       COMMON         410783104       51  367,571   SH               SOLE               367,571


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------  ------- ------
HEINZ H J CO COM            COMMON         423074103    6,989  178,300   SH               SOLE               178,300
HILTON HOTEL CORP           COMMON         432848109    9,586  513,700   SH               SOLE               513,700
HUDSON UTD BANCORP CO       COMMON         444165104    3,557   95,417   SH               SOLE                95,417
IHOP CORP NEW COM           COMMON         449623107    4,804  134,350   SH               SOLE               134,350
IMS HEALTH INC COM          COMMON         449934108      858   36,600   SH               SOLE                36,600
INTERNATIONAL BUSINES       COMMON         459200101      237    2,683   SH               SOLE                 2,683
J.P. MORGAN CHASE & C       COMMON         46625H100   13,103  337,976   SH               SOLE               337,976
LEHMAN BROS HLDGS INC       COMMON         524908100    4,132   54,916   SH               SOLE                54,916
LIMITED INC                 COMMON         532716107    7,585  405,600   SH               SOLE               405,600
LOEWS CORP COM              COMMON         540424108    1,784   29,750   SH               SOLE                29,750
MARSH & MCLENNAN COS        COMMON         571748102   10,687  235,500   SH               SOLE               235,500
MCDONALDS CORP COM          COMMON         580135101    8,518  327,600   SH               SOLE               327,600
MELLON FINL CORP            COMMON         58551A108    2,619   89,300   SH               SOLE                89,300
MEREDITH CORP               COMMON         589433101    2,924   53,200   SH               SOLE                53,200
MERRILL LYNCH & CO. I       COMMON         590188108    8,496  157,400   SH               SOLE               157,400
MGM GRAND INC COM           COMMON         552953101    6,586  140,300   SH               SOLE               140,300
MIDAS GROUP INC COM         COMMON         595626102    4,230  243,109   SH               SOLE               243,109
NEIMAN MARCUS A             COMMON         640204202      857   15,400   SH               SOLE                15,400
PEPSIAMERICAS               COMMON         71343P200    8,659  407,675   SH               SOLE               407,675
PFIZER INC                  COMMON         717081103   10,514  306,714   SH               SOLE               306,714
PLAYBOY ENTERPRISES I       COMMON         728117300    4,405  379,400   SH               SOLE               379,400
PRIME HOSPITALITY COR       COMMON         741917108    3,508  330,300   SH               SOLE               330,300
PROVIDIAN FINL CORP C       COMMON         74406A102    1,876  127,900   SH               SOLE               127,900
SCHERING PLOUGH CORP        COMMON         806605101    2,122  114,800   SH               SOLE               114,800
SCHOLASTIC CORP COM         COMMON         807066105    5,330  177,950   SH               SOLE               177,950
ST PAUL TRAVELERS INC       COMMON         792860108   10,241  252,605   SH               SOLE               252,605
TIFFANY & CO NEW COM        COMMON         886547108      313    8,500   SH               SOLE                 8,500
TIME WARNER INC             COMMON         887317105   12,477  709,735   SH               SOLE               709,735
TOYS 'R' US INC             COMMON         892335100    1,561   97,970   SH               SOLE                97,970
TUPPERWARE CORP COM         COMMON         899896104    3,540  182,200   SH               SOLE               182,200
UNAPIX ENTMT INC COM        COMMON         904270105        0   21,000   SH               SOLE                21,000
UNITED PARCEL SVC INC       COMMON         911312106      226    3,000   SH               SOLE                 3,000
VIACOM INC COM NON VT       COMMON         925524308    6,343  177,565   SH               SOLE               177,565
WINN DIXIE STORES INC       COMMON         974280109      121   16,800   SH               SOLE                16,800

TOTAL                                                 289,471